Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Jun. 30, 2026 CNY (¥) shares	Jun. 30, 2026 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares
VIE
Accounts payable | ¥	¥ 34,739		¥ 63,450
Customers' refundable fees | ¥	16,699		17,201
Accrued expenses and other payables | ¥	53,206		62,111
Income tax payables | ¥	152		87
Lease liabilities | ¥	49		230
VIE | Related Party
Amounts due to related parties including amounts due to related parties of consolidated VIE | ¥	¥ 13,857		¥ 17,158
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.009		$ 0.009
Ordinary shares, shares authorized	10,000,000,000		10,000,000,000
Ordinary shares, shares issued	38,529,284		38,529,284
Ordinary shares, shares outstanding	38,529,284		38,529,284
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		0.009		0.009
Ordinary shares, shares authorized	10,000,000,000		10,000,000,000
Ordinary shares, shares issued	5,450		5,450
Ordinary shares, shares outstanding	5,450		5,450
Class C Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.009		$ 0.009
Ordinary shares, shares authorized	10,000,000,000		10,000,000,000
Ordinary shares, shares issued	13,679		13,679
Ordinary shares, shares outstanding	13,679		13,679